CLOUGH HEDGED EQUITY ETF (NYSE ARCA, INC.: CBLS)

CLOUGH SELECT EQUITY ETF (NYSE ARCA, INC.: CBSE)

Schedules of Investments

January 31, 2026

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.39%
Communications - 2.58%
Alphabet, Inc., Class C(a)	3,605	$1,220,401

Consumer Discretionary - 16.49%
Alibaba Group Holding Ltd. - Sponsored ADR(a)	5,998	1,017,021
Arcos Dorados Holdings, Inc., Class A	146,362	1,197,241
Restoration Hardware, Inc.(b)	5,215	1,036,898
Service Corp. Intl.(a)	14,813	1,191,409
Tesla Inc(b)	2,480	1,067,417
Viking Holdings Ltd.(b)	15,665	1,130,230
Warby Parker, Inc., Class A(b)	44,880	1,144,889
		7,785,105
Energy - 24.52%
Baker Hughes Co., Class A	20,949	1,173,982
Chevron Corp.(a)	6,628	1,172,493
Expand Energy Corp.(a)	10,174	1,143,659
Halliburton Co.	31,426	1,053,399
Helmerich & Payne, Inc.	35,653	1,207,924
SLB Ltd.	22,616	1,094,162
Solaris Energy Infrastructure, Inc., Class A(a)	21,637	1,194,146
TechnipFMC PLC	21,448	1,195,083
Transocean Ltd.(b)	242,565	1,205,548
Venture Global, Inc., Class A	116,240	1,139,152
		11,579,548

Financials - 6.00%
Federal National Mortgage Association(b)	120,779	989,059
MSCI, Inc., Class A	1,147	698,776
NU Holdings Ltd., Class A(a)(b)	64,511	1,145,070
		2,832,905

Health Care - 4.18%
EssilorLuxottica SA - ADR	6,312	964,300
Krystal Biotech, Inc.(b)	3,608	1,007,498
		1,971,798

Industrials - 13.91%
Amphenol Corp., Class A	7,405	1,066,912
BWX Technologies, Inc.	5,660	1,162,734
Quanta Services, Inc.	2,470	1,172,336
Rollins, Inc.(a)	18,628	1,179,897
Sterling Infrastructure, Inc.(b)	2,705	968,147
United Parcel Service, Inc., Class B(a)	9,572	1,016,738
		6,566,764
	Shares	Value
COMMON STOCKS - 84.39% (continued)
Materials - 6.62%
Agnico Eagle Mines Ltd.	4,307	$820,484
Southern Copper Corp.	6,129	1,166,471
Vale SA - Sponsored ADR	70,910	1,139,524
		3,126,479

Technology - 10.09%
ASML Holding NV - Sponsored ADR	838	1,192,474
Micron Technology, Inc.(a)	2,781	1,153,781
SiTime Corp.(b)	3,390	1,230,943
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	3,586	1,185,388
		4,762,586
TOTAL COMMON STOCKS
(Cost $35,804,137)		39,845,586

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.64%
2x Long VIX Futures ETF(b)	131,628	775,289

TOTAL EXCHANGE-TRADED FUNDS
(Cost $705,438)		775,289

	Shares	Value
MONEY MARKET FUNDS - 12.74%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 3.580% (7-day yield)	6,015,622	6,015,622

TOTAL MONEY MARKET FUNDS
(Cost $6,015,622)		6,015,622

TOTAL INVESTMENTS - 98.77%
(Cost $42,525,197)		$46,636,497

Other Assets in Excess of Liabilities - 1.23%(c)		578,605

NET ASSETS - 100.00%		$47,215,102

See Notes to Schedules of Investments.

2

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (39.10)%
Communications - (3.50)%
Charter Communications, Inc., Class A	(3,070)	$(632,788)
DoorDash, Inc., Class A	(2,330)	(476,765)
Snap, Inc., Class A	(78,610)	(544,767)
		(1,654,320)

Consumer Discretionary - (5.96)%
Boot Barn Holdings, Inc.	(2,740)	(489,035)
Carvana Co.	(1,200)	(481,332)
Lululemon Athletica, Inc.	(4,730)	(825,385)
Signet Jewelers Ltd.	(6,450)	(595,141)
Sportradar Group AG, Class A	(23,360)	(423,050)
		(2,813,943)

Consumer Staples - (5.55)%
Campbell's Co.	(19,620)	(548,967)
General Mills, Inc.	(10,230)	(473,240)
Helen of Troy Ltd.	(30,100)	(498,456)
Molson Coors Beverage Co., Class B	(11,440)	(549,578)
Ollie's Bargain Outlet Holdings, Inc.	(4,990)	(550,447)
		(2,620,688)

Financials - (13.26)%
Affirm Holdings, Inc., Class A	(7,970)	(480,591)
Apollo Global Management, Inc.	(4,170)	(561,032)
Ares Management Corp., Class A	(3,670)	(549,289)
Blackstone, Inc.	(3,732)	(531,512)
Blue Owl Capital, Inc., Class A	(36,930)	(503,725)
Capital One Financial Corp.	(2,496)	(546,449)
Carlyle Group, Inc.	(9,540)	(560,761)
East West Bancorp, Inc.	(4,140)	(473,782)
KKR & Co., Inc.	(4,780)	(546,163)
M&T Bank Corp.	(2,300)	(509,611)
SoFi Technologies, Inc.	(22,330)	(509,347)
Western Alliance Bancorp	(5,480)	(488,542)
		(6,260,804)

Industrials - (2.11)%
Aduro Clean Technologies, Inc.	(32,450)	(421,201)
Ryder System, Inc.	(3,010)	(575,753)
		(996,954)

Materials - (0.81)%
Energy Fuels, Inc.	(17,050)	(382,602)

Real Estate - (2.89)%
Digital Realty Trust, Inc.	(4,103)	(680,893)
Equinix, Inc.	(830)	(681,372)
		(1,362,265)
SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS - (39.10)% (continued)
Technology - (5.02)%
Adobe, Inc.	(1,110)	$(325,507)
Apple, Inc.	(2,340)	(607,183)
Dell Technologies, Inc., Class C	(5,090)	(582,500)
Oracle Corp.	(3,300)	(543,114)
Workday, Inc., Class C	(1,770)	(310,865)
		(2,369,169)
TOTAL COMMON STOCKS
(Proceeds $19,159,097)		(18,460,745)

TOTAL SECURITIES SOLD SHORT - (39.10%)
(Proceeds $19,159,097)		$(18,460,745)

Investment Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short. As of January 31, 2026, the aggregate value of those securities was $11,099,853, representing 23.51% of net assets.
(b)	Non-income producing security.
(c)	Includes cash which is being held as collateral for securities sold short.

For compliance purposes, the ETF’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments.

3

Clough Select Equity ETF

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.28%
Consumer Discretionary - 12.04%
Alibaba Group Holding Ltd. - Sponsored ADR	5,360	$908,842
Restoration Hardware, Inc.(a)	4,804	955,179
Valvoline, Inc.(a)	28,740	940,373
Viking Holdings Ltd.(a)	15,116	1,090,619
Warby Parker, Inc., Class A(a)	39,610	1,010,451
		4,905,464

Energy - 34.66%
Baker Hughes Co., Class A	20,170	1,130,327
Chevron Corp.	6,312	1,116,593
Eos Energy Enterprises, Inc.(a)	65,630	960,823
Expand Energy Corp.	9,170	1,030,800
Halliburton Co.	32,304	1,082,830
Helmerich & Payne, Inc.	34,398	1,165,404
Sable Offshore Corp.(a)	107,350	1,039,148
Select Water Solutions, Inc., Class A	84,806	1,025,304
SLB Ltd.	22,478	1,087,486
Solaris Energy Infrastructure, Inc., Class A	21,089	1,163,902
TechnipFMC PLC	20,661	1,151,231
Transocean Ltd.(a)	233,397	1,159,983
Venture Global, Inc., Class A	103,470	1,014,006
		14,127,837

Financials - 5.09%
Federal National Mortgage Association(a)	118,620	971,379
NU Holdings Ltd., Class A(a)	62,131	1,102,825
		2,074,204

Health Care - 9.76%
10X Genomics, Inc., Class A(a)	43,450	877,690
EssilorLuxottica SA - ADR	6,830	1,043,436
Krystal Biotech, Inc.(a)	3,886	1,085,127
TransMedics Group, Inc.(a)	7,267	973,596
		3,979,849

Industrials - 18.09%
Amphenol Corp., Class A	7,477	1,077,286
BWX Technologies, Inc.	5,372	1,103,570
nVent Electric PLC	10,028	1,125,743
PureCycle Technologies, Inc.(a)	99,096	947,358
Quanta Services, Inc.	2,378	1,128,670
Rollins, Inc.	16,770	1,062,212
Sterling Infrastructure, Inc.(a)	2,591	927,345
		7,372,184
	Shares	Value
COMMON STOCKS - 96.28% (continued)
Materials - 4.73%
Southern Copper Corp.	4,350	$827,892
Vale SA - Sponsored ADR	68,507	1,100,908
		1,928,800

Technology - 11.91%
Aehr Test Systems(a)	36,710	941,244
ASML Holding NV - Sponsored ADR	807	1,148,361
Micron Technology, Inc.	2,674	1,109,389
Planet Labs PBC(a)	21,680	541,350
SiTime Corp.(a)	3,070	1,114,748
		4,855,092

TOTAL COMMON STOCKS
(Cost $36,429,617)		39,243,430

	Shares	Value
MONEY MARKET FUNDS - 1.27%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 3.580% (7-day yield)	515,876	515,876

TOTAL MONEY MARKET FUNDS
(Cost $515,876)		515,876

TOTAL INVESTMENTS - 97.55%
(Cost $36,945,493)		$39,759,306

Other Assets in Excess of Liabilities - 2.45%		997,218

NET ASSETS - 100.00%		$40,756,524

Investment Abbreviations:

ADR - American Depositary Receipt

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PBC - Public Benefit Corporation

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

(a)	Non-income producing security.

For compliance purposes, the ETF’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments.

4

Clough Capital ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to two series of the Trust, Clough Hedged Equity ETF (“CBLS”) and Clough Select Equity ETF (“CBSE”), (each an “ETF” and collectively the “ETFs”). Each ETF is diversified within the meaning of the 1940 Act.

The ETFs commenced operations on November 11, 2020, as a series of Listed Funds Trust (the "Predecessor ETFs"). On October 21, 2024, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor ETF was acquired by its respective ETF at the close of business on January 17, 2025. The Predecessor ETFs had investment objectives that were, in all material respects, the same as those of the ETFs as described below. The ETFs are a continuation of the Predecessor ETFs, and therefore, the performance and financial history of the Predecessor ETFs have been adopted by the ETFs and will be used going forward.

CBLS is an actively managed ETF that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (“Clough Capital” or the “Adviser”), the ETF’s investment adviser, believes to have above-average financial characteristics, be undervalued and/or have growth potential, and by taking short positions in securities the Adviser believes will decline in price. The ETF will generally have net long exposure of between 30%-70% of net assets. CBSE is an actively managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes to have above-average financial characteristics, be undervalued and/or have growth potential.

The ETFs currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”).

The ETFs issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The ETFs do not issue fractional Creation Units. The offerings of the ETFs’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the ETFs in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. Each ETF is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies, including Accounting Standard update 2013-08.

Portfolio Valuation: The net asset value (“NAV”) per share of each ETF is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by an ETF at times when the ETF is not open for business. As a result, each ETF’s NAV may change at times when it is not possible to purchase or sell shares of that ETF.

Securities and securities sold short, held by each ETF, for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Money market funds are valued based on the closing NAV. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the ETFs price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation designee.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

If the price of a security is unavailable, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined the valuation designee. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each ETF’s portfolio securities, subject to oversight by and periodic reporting to the Board. For this purpose, fair value is the price that an ETF reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that an ETF could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each ETF’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that an ETF has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the ETFs’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

5

Clough Capital ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

The following is a summary of the ETFs’ investments in the fair value hierarchy as of January 31, 2026:

Clough Hedged Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$39,845,586	$–	$–	$39,845,586
Exchange-Traded Funds	775,289	–	–	775,289
Money Market Funds	6,015,622	–	–	6,015,622
Total	$46,636,497	$–	$–	$46,636,497
Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(18,460,745)	–	–	(18,460,745)
Total	$(18,460,745)	$–	$–	$(18,460,745)

Clough Select Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$39,243,430	$–	$–	$39,243,430
Money Market Funds	515,876	–	–	515,876
Total	$39,759,306	$–	$–	$39,759,306

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Exchange Traded Funds: Each ETF may invest in exchange traded funds, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales: CBLS engages in short sales and CBSE may engage in short sales. Short sales are transactions in which a fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a fund must borrow the instrument to make delivery to the buyer. A fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by a fund. Until the instrument is replaced, a fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, a fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

A fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which a fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have unlimited potential losses. A fund will realize a gain if the instrument declines in price between the date of the short sale and the date on which a fund replaces the borrowed instrument. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.

Until a fund replaces a borrowed instrument in connection with a short sale, a fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a fund’s records will be marked to market daily. This may limit a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that a fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when a fund is unable to borrow the same instrument from another lender. If that occurs, a fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a fund holds in long positions will decline at the same time that the market value of the instruments a fund has sold short increases, thereby increasing a fund’s potential volatility. Short sales also involve other costs. A fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a fund may be required to pay in connection with the short sale.

6